Commitments and contingencies - Estimates of Future Commitments (Detail) - USD ($) $ in Thousands			1 Months Ended	12 Months Ended
	Jun. 22, 2017	May 06, 2014	Jan. 31, 2016	Dec. 31, 2017
Commitments Disclosure [Line Items]
Year 1				$ 210,261
Year 2				150,211
Year 3				126,459
Year 4				112,099
Year 5				107,802
Thereafter				806,716
Total				1,513,548
Power purchase
Commitments Disclosure [Line Items]
Year 1				59,008
Year 2				38,536
Year 3				39,809
Year 4				40,027
Year 5				40,251
Thereafter				202,774
Total				420,405
Gas supply and service agreements
Commitments Disclosure [Line Items]
Year 1				72,878
Year 2				53,287
Year 3				41,299
Year 4				26,434
Year 5				22,647
Thereafter				77,711
Total				294,256
Service agreements
Commitments Disclosure [Line Items]
Year 1				38,019
Year 2				37,633
Year 3				38,684
Year 4				38,921
Year 5				37,105
Thereafter				346,826
Total				537,188
Capital projects
Commitments Disclosure [Line Items]
Year 1				32,725
Year 2				13,602
Year 3				52
Year 4				52
Year 5				52
Thereafter				13
Total				46,496
Operating leases
Commitments Disclosure [Line Items]
Year 1				7,631
Year 2				7,153
Year 3				6,615
Year 4				6,665
Year 5				7,747
Thereafter				179,392
Total				215,203
Lawsuit vs. Mountain Water Company and City of Missoula [Member]
Commitments Disclosure [Line Items]
Fair value of condemned property		$ 88,600
Litigation settlement, amount	$ 83,863
Gain on long-lived assets				$ 4,370
Mountain Water Company [Member]
Commitments Disclosure [Line Items]
Amount permitted for hold-back			$ 14,400